Equity Financings (Details - Warrant activity) - Warrant [Member] - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning balance	54,699	18,566
Weighted average exercise price outstanding, beginning balance	$ 9.10	$ 980.29
Warrants granted	0	0
Weighted average exercise price, granted	$ 0	$ 0
Warrants forfeited/cancelled/restored	0	0
Weighted average exercise price, forfeited/cancelled/restored	$ 0	$ 0
Warrants exercised	0	0
Weighted average exercise price, exercised	$ 0	$ 0
Warrants outstanding, ending balance	54,699	18,566
Weighted average exercise price outstanding, ending balance	$ 9.10	$ 980.29